ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
	December 31, 2018	December 31, 2017	December 31, 2016
Trade accounts payable	$1,536,786	$1,644,995	$2,224,134
Accrued liabilities	100,000	250,988	433,884
	$1,636,786	$1,895,983	$2,658,018